Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Income Taxes
Retirement and severance benefits	¥ 399,611	¥ 406,838
Accrued expenses	301,603	292,644
Property, plant and equipment, due to differences in depreciation	62,030	63,534
Investment in securities	49,556	68,158
Net operating loss carryforwards	295,487	273,549
Other	218,621	226,134
Deferred tax assets, gross, total	1,326,908	1,330,857
Valuation allowance	(1,050,979)	(1,076,848)
Deferred tax assets, net, total	275,929	254,009
Deferred profit on sale of properties	(25,547)	(27,955)
Tax purpose reserves regulated by Japanese tax laws	(6,588)	(6,961)
Other	(92,595)	(79,329)
Deferred Tax Liabilities, Total	(124,730)	(114,245)
Net deferred tax asset	¥ 151,199	¥ 139,764